Line of Credit Arrangement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 19, 2022	Apr. 26, 2022	Dec. 31, 2022	Apr. 05, 2022
Line of Credit Arrangement (Details) [Line Items]
Line credit agreement				$ 15,000
Line of credit borrowing price	$ 2,500	$ 10,000
Warrants percentage			8.00%
Warrants exercise price (in Dollars per share)			$ 5.14
Warrants total amount			$ 1,000
Bears interest an annual rate			9.25%
Credit line fees			$ 734
Net of issuance costs			$ 468
Line of credit arrangement			The proceeds allocation resulted in $2,380 allocated to the Second Tranche and $120 allocated to the warrants.
Interest expenses			$ 1,023
First tranche [Member]
Line of Credit Arrangement (Details) [Line Items]
First tranche amount			10,000
Line of credit payable			317
Net of issuance costs			9,532
Second Tranche [Member]
Line of Credit Arrangement (Details) [Line Items]
Second tranche amount			2,500
Line of credit payable			85
Third tranches [Member]
Line of Credit Arrangement (Details) [Line Items]
Third tranche amount			2,500
Third tranche not withdrawn			$ 2,500